Revenues - Schedule of Detailed Information about Revenue Explanatory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue
Revenues	¥ 125,139	$ 17,894	¥ 200,976	¥ 233,363
Charging services revenues [Member]
Revenue
Revenues	118,816	$ 16,990	169,093	129,434
Energy solutions revenues [Member]
Revenue
Revenues	765		25,516	100,545
New initiatives revenues [Member]
Revenue
Revenues	¥ 5,558		¥ 6,367	¥ 3,384